Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 267,058	$ 614,767	$ 1,323,903
Prepaid expenses	4,261	31,110	550,434
Total current assets	271,319	645,877	1,874,337
Non-current assets:
Prepaid expense - noncurrent			26,081
Marketable securities held in Trust Account	32,393,380	285,506,568	281,522,137
Total Assets	32,664,699	286,152,445	283,422,555
Current liabilities:
Accounts payable and accrued expenses	5,296,038	1,866,992	411,416
Due to related party	309,193	144,193	24,193
Promissory note—related party	1,409,795	171,346	171,346
Total current liabilities	7,015,026	2,182,531	606,955
Non-current liabilities:
Warrant Liabilities	1,002,240	796,224	13,976,160
Deferred underwriters fee	0	9,660,000	9,660,000
Total liabilities	8,017,266	12,638,755	24,243,115
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, $0.0001 par value; 2,896,555 and 27,600,000 shares at redemption value as of September 30, 2023 and December 31, 2022, respectively	32,393,380	285,506,568	281,520,000
Shareholders' Deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0	0
Accumulated deficit	(7,746,637)	(11,993,568)	(22,341,250)
Total shareholders' deficit	(7,745,947)	(11,992,878)	(22,340,560)
Total Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit	32,664,699	286,152,445	283,422,555
Class A common stock [Member]
Shareholders' Deficit:
Common stock	0	0	0
Class B Common Stock [Member]
Shareholders' Deficit:
Common stock	$ 690	$ 690	$ 690